Liabilities for assets acquisitions and subsidiaries	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Liabilities for Assets Acquisitions and Subsidiaries
23 LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

	09/30/2025	12/31/2024
Business combinations
Facepa (1)	28,131	27,182
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)	68,670	93,308
	96,801	120,490

Current	18,588	21,166
Non-current	78,213	99,324
(1)Acquired in March 2018, for the amount of R$307,876, upon the payment of R$267,876, with the remainder updated at the IPCA, adjusted for possible losses incurred up to the payment date, with maturity in March 2028.
(2)On August 2014, the Company acquired Vale Florestar S.A. through VFFIP, with maturity up to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variations of the US$ exchange rate, and partially updated by the IPCA.